Subsequent Events (Details) (Subsequent event, USD $)	1 Months Ended	0 Months Ended
	Apr. 01, 2015	Apr. 09, 2015
Previously Reported | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price	$ 3.70
Actual | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price	$ 2.50
Common Stock | Series A Warrant
Subsequent Event [Line Items]
Number of warrants exercised (in shares)	564,662
Proceeds from Warrant Exercises	$ 1,411,535
Common Stock | Forecast | Maximum
Subsequent Event [Line Items]
Aggregate offering amount		$ 20,000,000